Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development	$ 0	$ 1,715	$ 278
Collaboration receivable	0	2,864
Insurance	1,628	340	402
Deposits	0	925	891
Other	78	72	1,295
Prepaid expenses and other assets	$ 2,285	$ 5,916	$ 2,866